Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 22,788	$ 20,028	$ 61,914	$ 51,222
Trading Containers
Segment Reporting Information [Line Items]
Revenue	5,791	6,307	18,801	22,648
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	15,623	14,941	40,450	36,084
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue	2,602	5,343	8,574	10,293
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	1,924	2,346	9,522	7,897
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue	288	656	1,702	3,360
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	5,241	2,741	11,942	7,241
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 2,901	$ 308	$ 8,525	8,994
All other international | Trading Containers
Segment Reporting Information [Line Items]
Revenue				$ 1